Stock Options - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	3,216,710	2,820,489	907,500	632,500
Weighted average exercise price, options outstanding	$ 1.39	$ 1.27	$ 3.30	$ 3.30
Weighted average grant-date stock price, options outstanding	$ 1.76
Number of options exercisable	1,584,083	965,626
Weighted average exercise price, options exercisable	$ 1.28	$ 1.70
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,664,542	1,710,821
Weighted average exercise price, options outstanding	$ 0.50	$ 0.50
Weighted average grant-date stock price, options outstanding	$ 0.50	$ 0.50
Number of options exercisable	855,415	427,708
Weighted average exercise price, options exercisable	$ 0.50	$ 0.50
Weighted average grant-date stock price, options exercisable	$ 0.50	$ 0.50
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	128,000	153,000
Weighted average exercise price, options outstanding	$ 0.96	$ 0.96
Weighted average grant-date stock price, options outstanding	$ 0.96	$ 0.96
Number of options exercisable	75,750	37,500
Weighted average exercise price, options exercisable	$ 0.96	$ 0.96
Weighted average grant-date stock price, options exercisable	$ 0.96	$ 0.96
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	130,000	130,000
Weighted average exercise price, options outstanding	$ 10.00	$ 1.00
Weighted average grant-date stock price, options outstanding	$ 10.00	$ 10.00
Number of options exercisable	130,000	130,000
Weighted average exercise price, options exercisable	$ 10.00	$ 1.00
Weighted average grant-date stock price, options exercisable	$ 10.00	$ 10.00
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	7,500	10,000
Weighted average exercise price, options outstanding	$ 1.50	$ 1.50
Weighted average grant-date stock price, options outstanding	$ 1.50	$ 1.50
Number of options exercisable	7,500	5,000
Weighted average exercise price, options exercisable	$ 1.50	$ 1.50
Weighted average grant-date stock price, options exercisable	$ 1.50	$ 1.50
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	100,000	647,500
Weighted average exercise price, options outstanding	$ 1.59
Weighted average grant-date stock price, options outstanding	$ 1.59
Number of options exercisable	346,250	201,250
Stock Options Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		$ 2.00
Weighted average grant-date stock price, options outstanding		2.00
Weighted average exercise price, options exercisable	$ 2.00	2.00
Weighted average grant-date stock price, options exercisable	2.00	2.00
Stock Options Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		2.79
Weighted average grant-date stock price, options outstanding		2.79
Weighted average exercise price, options exercisable	2.79	2.79
Weighted average grant-date stock price, options exercisable	$ 2.79	$ 2.79
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	370,000	123,334
Weighted average exercise price, options outstanding	$ 1.81
Weighted average grant-date stock price, options outstanding	$ 1.81
Number of options exercisable	123,334	118,334
Stock Options Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		$ 3.10
Weighted average grant-date stock price, options outstanding		3.10
Weighted average exercise price, options exercisable	$ 3.10	3.10
Weighted average grant-date stock price, options exercisable	3.10	3.10
Stock Options Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding		3.80
Weighted average grant-date stock price, options outstanding		3.80
Weighted average exercise price, options exercisable	3.80	3.80
Weighted average grant-date stock price, options exercisable	$ 3.80	$ 3.80
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	647,500	45,834
Number of options exercisable	45,834	45,834
Stock Options Seven [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 2.00	$ 4.00
Weighted average grant-date stock price, options outstanding	2.00	4.00
Weighted average exercise price, options exercisable	4.00	4.00
Weighted average grant-date stock price, options exercisable	4.00	4.00
Stock Options Seven [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	2.79	4.70
Weighted average grant-date stock price, options outstanding	2.79	4.70
Weighted average exercise price, options exercisable	4.70	4.70
Weighted average grant-date stock price, options exercisable	$ 4.70	$ 4.70
Stock Options Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	123,334
Stock Options Eight [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 3.10
Weighted average grant-date stock price, options outstanding	3.10
Weighted average exercise price, options exercisable	3.10
Stock Options Eight [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	3.80
Weighted average grant-date stock price, options outstanding	3.80
Weighted average exercise price, options exercisable	$ 3.80
Stock Options Nine[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	45,834
Stock Options Nine[Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 4.00
Weighted average grant-date stock price, options outstanding	$ 4.00
Number of options exercisable	4.00
Stock Options Nine[Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, options outstanding	$ 4.70
Weighted average grant-date stock price, options outstanding	$ 4.70
Number of options exercisable	4.70